Note 13 - Stock Option and Incentive Plan (Details) - Summary of Restricted Stock Activity - Restricted Stock [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 13 - Stock Option and Incentive Plan (Details) - Summary of Restricted Stock Activity [Line Items]
Outstanding and not vested beginning balance as of January 1, 2013	7,186	1,890,952	48,073
Outstanding and not vested beginning balance as of January 1, 2013	$ 2.16	$ 0.05	$ 2.50
Granted, number of restricted shares			2,500,000
Granted, weighted-average grant date fair value			$ 0.03
Forfeited/cancelled, number of restricted shares			(21,798)
Forfeited/cancelled, weighted-average grant date fair value			$ 2.46
Released/vested, number of restricted shares	(7,186)	(1,883,766)	(635,323)
Released/vested, weighted-average grant date fair value	$ 2.16	$ 0.04	$ 0.08
Outstanding and not vested beginning balance, number of restricted shares		7,186	1,890,952
Outstanding and not vested beginning balance, weighted-average grant date fair value		$ 2.16	$ 0.05